Property and Equipment	12 Months Ended
Dec. 31, 2022
Property and Equipment
Property and Equipment

Note 2 – Property and Equipment

Property and equipment, stated at cost, less accumulated depreciation consisted of the following:

	December 31, 2022	December 31, 2021
Computer equipment	$84,000	$82,000
Computer software	45,000	44,000
Furniture and fixtures	46,000	10,000
Office equipment	17,000	17,000
	192,000	153,000
Less accumulated depreciation	(156,000)	(153,000)
	$36,000	$-

Depreciation expense for the years ended December 31, 2022 and 2021 was $3,000 and $4,000, respectively.